Employment benefit plan (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of employee benefits liability
	March 31,
	2023	2024
Defined benefit obligation	71,277	71,459
Liability for compensated absences	25,487	25,706
Total liability	96,766	97,155

Net Unfunded liability	71,277	71,449

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2023	2024
Present value of obligation at beginning of year	79,594	79,497
Interest cost	3,239	4,269
Current service cost	8,619	6,804
Remeasurement (gain)/loss on obligation
-economic assumptions	(3,694)	(211)
-demographic assumptions	(149)	4,581
-experience assumptions	14,439	1,874
Benefits paid	(22,551)	(19,938)
Present value of obligation at closing of year	79,497	76,876

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Movement in plan assets*

	March 31,
	2023	2024
Fair value of plan assets at beginning of the year	9,865	8,218
Employer contributions	-	-
Benefits paid	(2,273)	(3,170)
Return on plan assets (excluding amounts included in net interest expense)	538	583
Remeasurement (gain)/loss on plan assets	88	(206)
Fair value of plan assets at end of the year	8,218	5,427

*	plan assets represents investment made by the Company in LIC funds.

Schedule of unfunded liability
	March 31,
	2023	2024
Current	40,744	15,601
Non-current	30,533	55,848
Unfunded liability recognized in statement of financial position	71,277	71,449

Schedule of components of cost recognized in profit or loss
	March 31,
	2022	2023	2024
Current service cost	10,639	8,619	6,805
Net interest cost	3,239	2,702	3,685
	13,878	11,321	10,490

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income
	March 31,
	2022	2023	2024
Remeasurement loss on obligation*	321	10,508	6,449

*	Refer to Note 31 for the movement during the year.

Schedule of actuarial assumptions used for estimating defined benefit obligations

	March 31,
	2023	2024
Discount rate	7.10%	7.19%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	1.78 - 5.45	3.46-3.63
Retirement age (years)	58	65
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	31%	30%
From 31 to 44 years	61%	29%
Above 44 years	8%	23%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2023	2024
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	1,032	(1,152)
b) Impact due to decrease of 0.50%	(1,069)	1,191

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,083)	1,255
b) Impact due to decrease of 0.50%	1,059	(1,231)

Schedule of expected contributions to the defined benefit plan in future years
	March 31,
	2023	2024
Year 1	38,753	21,029
Year 2	13,545	15,962
Year 3	6,942	12,549
Year 4	5,042	10,899
Year 5	4,867	8,589
Year 6-10	18,198	21,709
Above 10	-	8,366
Total expected payments	87,347	99,104